iShares
®
U.S. Transportation ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  21 .7%
CH Robinson Worldwide, Inc. ................ 154,094 $ 30,040,625
Expeditors International of Washington, Inc. ....... 174,812 28,064,319
FedEx Corp. ............................ 138,889 44,756,980
Forward Air Corp.
(a)
....................... 29,118 811,810
GXO Logistics, Inc.
(a)
...................... 149,391 8,454,037
Hub Group, Inc. , Class A .................... 78,966 3,757,202
United Parcel Service, Inc. , Class B ............ 724,756 76,983,582
192,868,555
a
Ground Transportation  —  60 .2%
ArcBest Corp. ........................... 29,343 2,647,326
Avis Budget Group, Inc.
(a) (b)
.................. 22,016 2,531,620
Covenant Logistics Group, Inc. , Class A .......... 19,705 484,743
CSX Corp. ............................. 1,064,641 40,200,844
FTAI Infrastructure, Inc. ..................... 151,088 879,332
Heartland Express, Inc. ..................... 59,167 596,995
Hertz Global Holdings, Inc.
(a) (b)
................ 162,863 798,029
JB Hunt Transport Services, Inc. .............. 98,114 19,889,670
Knight-Swift Transportation Holdings, Inc. , Class A .. 211,674 11,663,237
Landstar System, Inc. ...................... 44,822 6,694,614
Lyft, Inc. , Class A
(a) (b)
....................... 521,113 8,791,176
Marten Transport Ltd. ...................... 75,836 932,783
Norfolk Southern Corp. ..................... 134,193 39,082,369
Old Dominion Freight Line, Inc. ............... 240,011 41,569,905
RXO, Inc.
(a) (b)
............................ 213,881 3,118,385
Ryder System, Inc. ........................ 52,689 10,078,352
Saia, Inc.
(a)
............................. 34,764 11,641,421
Schneider National, Inc. , Class B .............. 64,935 1,742,856
Uber Technologies, Inc.
(a)
................... 2,037,808 163,126,530
U-Haul Holding Co. , Series N , NVS ............. 131,275 6,735,720
Union Pacific Corp. ....................... 581,736 136,766,134
Werner Enterprises, Inc. .................... 77,975 2,670,644
XPO, Inc.
(a)
............................. 153,111 22,677,270
535,319,955
a
Marine Transportation  —  1 .8%
Genco Shipping & Trading Ltd. ................ 49,498 1,034,508
Kirby Corp.
(a)
............................ 70,723 8,321,268
Security Shares Value
a
Marine Transportation (continued)
Matson, Inc. ............................ 40,653 $ 6,516,676
15,872,452
a
Passenger Airlines  —  16 .3%
Alaska Air Group, Inc.
(a)
..................... 151,358 7,693,527
Allegiant Travel Co.
(a)
...................... 17,531 1,553,772
American Airlines Group, Inc.
(a)
................ 860,670 11,446,911
Delta Air Lines, Inc. ....................... 564,673 37,206,304
Frontier Group Holdings, Inc.
(a)
................ 110,612 513,240
JetBlue Airways Corp.
(a)
.................... 379,206 1,846,733
Joby Aviation, Inc. , Class A
(a) (b)
................ 792,697 8,378,807
SkyWest, Inc.
(a)
.......................... 52,346 5,052,436
Southwest Airlines Co. ..................... 674,558 32,054,996
Sun Country Airlines Holdings, Inc.
(a)
............ 68,701 1,205,016
United Airlines Holdings, Inc.
(a)
................ 366,508 37,501,099
144,452,841
a
Total Long-Term Investments — 100.0%
(Cost: $ 944,436,792 ) ................................ 888,513,803
a
Short-Term Securities
Money Market Funds  —  1 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(c) (d) (e)
...................... 16,256,020 16,264,148
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(c) (d)
............................ 838,252 838,252
a
Total Short-Term Securities — 1.9%
(Cost: $ 17,101,324 ) ................................. 17,102,400
Total Investments — 101.9%
(Cost: $ 961,538,116 ) ................................ 905,616,203
Liabilities in Excess of Other Assets — ( 1 .9 ) % ............... (16,900,447)
Net Assets — 100.0% ................................. $ 888,715,756
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 7,326,362  $ 8,933,025
(a)
$ —  $ 7,910  $ (3,149) $ 16,264,148  16,256,020  $ 34,386
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 657,167  181,085
(a)
—  —  —  838,252  838,252  15,585  —
$ —  $ 7,910  $ (3,149)
$ 17,102,400
$ 49,971  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Transportation ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ......................................................... 1 03/20/26 $ 167 $ 7,918
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 888,513,803  $ —  $ —  $ 888,513,803
Short-Term Securities
Money Market Funds ...................................... 17,102,400  —  —  17,102,400
$ 905,616,203  $ —  $ —  $ 905,616,203
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 7,918  $ —  $ —  $ 7,918
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares